PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

10.      PROPERTY AND EQUIPMENT

During the years ended December 31, 2020 and 2019, due primarily to the cancellation of tenant lease agreements, an indicator of impairment existed resulting in a test of recoverable amount of the assets and recognition of an impairment loss of $441,292 and $1,306,767, respectively. A value in use calculation is not applicable as the Company does not have any expected cash flows from using the assets. In estimating the fair value less costs of disposal, management did not have observable or unobservable inputs to estimate the recoverable amount greater than $nil. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy.

	Towers		Construction in progress		Furniture and equipment		Total
Cost

Balance, December 31, 2018		4,767,745		3,652,130		68,797		8,488,672
Monetary adjustment for hyperinflationary economy		1,301,174		68,942		180,070		1,550,186
Additions		71,929		4,405,289		176,507		4,653,725
Transfer from CIP to towers		6,031,951		(6,031,951)		—		—
Reclassification to assets held for sale		(845,737)		—		—		(845,737)
Towers sold		—		(167,896)		—		(167,896)
Impaired/cancelled towers		(500,764)		(786,617)		(19,386)		(1,306,767)
Foreign exchange movement		(2,180,040)		(654,677)		(24,580)		(2,859,297)

Balance, December 31, 2019		8,646,258		485,220		381,408		9,512,886
Monetary adjustment for hyperinflationary economy		701,648		644,005		(101,325)		1,244,328
Additions		—		2,502,896		35,722		2,538,618
Transfer from CIP to towers		1,574,686		(1,574,686)		—		—
Reclassification to assets held for sale		—		(30,967)		—		(30,967)
Towers sold		(3,888,708)		—		—		(3,888,708)
Impaired/cancelled towers/equipment		—		(416,588)		(24,704)		(441,292)
Foreign exchange movement		(1,518,126)		(15,623)		(79,364)		(1,613,113)

Balance, December 31, 2020		5,515,758		1,594,257		211,737		7,321,752

Accumulated Amortization

Balance, December 31, 2018		254,314		—		12,881		267,195
Monetary adjustment for hyperinflationary economy		71,970		—		1,778		73,748
Additions		673,106		—		30,789		703,895
Reclassification to assets held for sale		(94,011)		—		—		(94,011)
Impairment/cancelled towers		—		—		(4,151)		(4,151)
Foreign exchange movement		(164,131)		—		(1,705)		(165,836)

Balance, December 31, 2019		741,248		—		39,592		780,840
Monetary adjustment for hyperinflationary economy		116,704		—		6,292		122,996
Additions		708,546		—		44,283		752,829
Tower sold		(322,512)		—		(9,730)		(332,242)
Foreign exchange movement		(165,439)		—		(12,360)		(177,799)

Balance, December 31, 2020		1,078,547		—		68,077		1,146,624

Net book value
December 31, 2019		7,905,010		485,220		341,816		8,732,046
December 31, 2020		4,437,211		1,594,257		143,660		6,175,128